INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Production costs
Amortization of intangible assets	$ 114,641	$ 351,240	$ 239,545
Analysis and storage			598
Commissions and royalties	887,127	835,082	217,000
Import and export expenses			147,392
Depreciation property, plant and equipment	2,748,570	1,699,712	1,848,833
Depreciation of leased assets	2,332,382	2,458,547	1,312,849
Freight and haulage	463,940	1,002,788	926,040
Employee benefits and social securities	6,928,182	7,531,692	7,725,756
Maintenance	1,609,089	1,671,113	1,677,171
Energy and fuel	820,316	658,621	598,496
Supplies and materials	253,061	510,048	945,988
Mobility and travel	56,951	102,791	133,516
Publicity and advertising	11		233
Contingencies	1,377,281	84,567	66,682
Share-based incentives		286,472	1,001,274
Professional fees and outsourced services	777,113	1,079,379	1,852,115
Office supplies and registrations fees	78,659	70,038	158,967
Insurance	135,305	163,455	182,822
Information technology expenses	13,494	37,521	14,705
Obsolescence	1,967,300	1,547,723	581,804
Taxes	8,152	61,929	101,407
Miscellaneous	3,470	25,887	3,854
Production costs	20,575,044	20,178,605	19,737,047
Selling, general and administrative expenses
Amortization intangible assets	1,806,946	1,557,873	1,532,204
Analysis and storage		14,744	160,133
Commissions and royalties	1,152,941	1,707,036	1,691,440
Import and export expenses	227,443	826,942	448,938
Depreciation of property, plant and equipment	2,373,387	2,344,139	2,121,188
Depreciation of leased assets	1,001,732	1,800,464	1,024,991
Impairment of receivables	5,630,839	7,032,818	753,428
Freight and haulage	5,147,142	9,736,765	11,449,561
Employee benefits and social securities	24,406,269	29,170,375	27,328,708
Maintenance	1,578,642	1,873,461	2,138,566
Energy and fuel	94,385	104,541	60,535
Supplies and materials	604,901	1,585,890	2,133,463
Mobility and travel	1,707,341	2,223,186	2,747,867
Publicity and advertising	1,899,300	3,913,059	4,406,708
Contingencies	1,024,670	251,206	300,444
Share-based incentives	164,030	3,335,650	11,477,051
Professional fees and outsourced services	9,089,252	8,159,169	7,084,075
Professional fees related parties		1,102	225,950
Office supplies and registrations fees	588,569	802,950	1,126,608
Insurance	2,065,019	2,247,992	1,410,327
Information technology expenses	2,089,244	2,540,271	3,007,280
Obsolescence			4,711
Taxes	8,383,931	12,262,383	14,120,585
Miscellaneous	191,903	209,329	220,152
Total selling, general and administrative expense	71,227,886	93,701,345	96,974,913
Total
Amortization of intangible assets	1,921,587	1,909,113	1,771,749
Analysis and storage		14,744	160,731
Commissions and royalties	2,040,068	2,542,118	1,908,440
Import and export expenses	227,443	826,942	596,330
Depreciation of property, plant and equipment	5,121,957	4,043,851	3,970,021
Depreciation of leased assets	3,334,114	4,259,011	2,337,840
Impairment of receivables	5,630,839	7,032,818	753,428
Freight and haulage	5,611,082	10,739,553	12,375,601
Employee benefits and social securities	31,334,451	36,702,067	35,054,464
Maintenance	3,187,731	3,544,574	3,815,737
Energy and fuel	914,701	763,162	659,031
Supplies and materials	857,962	2,095,938	3,079,451
Mobility and travel	1,764,292	2,325,977	2,881,383
Publicity and advertising	1,899,311	3,913,059	4,406,941
Contingencies	2,401,951	335,773	367,126
Share-based incentives	164,030	3,622,122	12,478,325
Professional fees and outsourced services	9,866,365	9,238,548	8,936,190
Professional fees related parties		1,102	225,950
Office supplies and registrations fees	667,228	872,988	1,285,575
Insurance	2,200,324	2,411,447	1,593,149
Information technology expenses	2,102,738	2,577,792	3,021,985
Obsolescence	1,967,300	1,547,723	586,515
Taxes	8,392,083	12,324,312	14,221,992
Miscellaneous	195,373	235,216	224,006
Total	$ 91,802,930	$ 113,879,950	$ 116,711,960